Consolidated statement of comprehensive income - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2019	Apr. 30, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Statement of comprehensive income [abstract]
Net income	$ 1,398	$ 1,348	$ 1,369	$ 3,928	$ 4,016
Net foreign currency translation adjustments
Net gains (losses) on investments in foreign operations	(492)	616	435	58	295
Net gains (losses) on hedges of investments in foreign operations	250	(333)	(284)	(45)	(190)
Other comprehensive income, net of tax, exchange differences on translation	(242)	283	151	13	105
Net change in debt securities measured at FVOCI
Net gains (losses) on securities measured at FVOCI	43	50	(27)	191	(114)
Net (gains) losses reclassified to net income	(4)	(14)	(4)	(24)	(29)
Other comprehensive income, net of tax, debt securities	39	36	(31)	167	(143)
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges	(53)	55	62	46	41
Net (gains) losses reclassified to net income	58	(13)	(52)	44	(64)
Other comprehensive income, net of tax, cash flow hedges	5	42	10	90	(23)
OCI, net of income tax, that is not subject to subsequent reclassification to net income
Net gains (losses) on post-employment defined benefit plans	(88)	(8)	219	(231)	321
Net gains (losses) due to fair value change of fair value option (FVO) liabilities attributable to changes in credit risk	11	(6)	8	15	6
Net gains (losses) on equity securities designated at FVOCI	(2)	(3)	1	(3)	19
Total OCI	(277)	344	358	51	285
Comprehensive income	1,121	1,692	1,727	3,979	4,301
Comprehensive income attributable to non-controlling interests	6	7	4	17	15
Preferred shareholders	28	28	23	79	65
Common shareholders	1,087	1,657	1,700	3,883	4,221
Comprehensive income attributable to equity shareholders	1,115	1,685	1,723	3,962	4,286
Net foreign currency translation adjustments
Income tax (expense) benefit, Net gains (losses) on investments in foreign operations	4	(4)	(33)		(29)
Income tax (expense) benefit, Net gains (losses) on hedges of investments in foreign operations	(10)	4	41	(8)	38
Income tax (expense) benefit recognized in other comprehensive income relating to exchange differences on translation	(6)		8	(8)	9
Net change in debt securities measured at FVOCI
Income tax (expense) benefit, Net gains (losses) on securities measured at FVOCI	(3)	(2)	(1)	(23)	11
Income tax (expense) benefit, Net (gains) losses reclassified to net income	1	5	1	8	8
Income tax (expense) benefit recognized in other comprehensive income relating to debt securities measured at FVOCI	(2)	3		(15)	19
Net change in cash flow hedges
Income tax (expense) benefit, Net gains (losses) on derivatives designated as cash flow hedges	19	(20)	(21)	(17)	(14)
Income tax (expense) benefit, Net (gains) losses reclassified to net income	(21)	5	18	(15)	23
Income tax (expense) benefit recognized in other comprehensive income relating to cash flow hedges	(2)	(15)	(3)	(32)	9
Not subject to subsequent reclassification to net income
Income tax (expense) benefit, Net gains (losses) on post-employment defined benefit plans	31	3	(79)	76	(117)
Income tax (expense) benefit, Net gains (losses) due to fair value change of FVO liabilities attributable to changes in credit risk	(4)	2	(3)	(6)	(2)
Income tax (expense) benefit, Net gains (losses) on equity securities designated at FVOCI		1	(1)	1	(7)
Income tax (expense) benefit relating to components of other comprehensive income	$ 17	$ (6)	$ (78)	$ 16	$ (89)